Related Party Transactions - AgFirst Farm Credit (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Common Stock Ownership Percentage by a Related Party	5.00%								5.00%
Guarantee and commitment fees	$ 6,768,000	$ 6,819,000	$ 6,759,000	$ 6,612,000	$ 6,568,000	$ 6,401,000	$ 6,064,000	$ 5,930,000	$ 26,958,000	$ 24,963,000	$ 24,821,000
AgFirst Farm Credit Bank [Member]
Related Party Transaction [Line Items]
Guarantee and commitment fees									500,000	500,000	400,000
Long-Term Standby Purchase Commitments [Member] | AgFirst Farm Credit Bank [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party									8,100,000	16,800,000	8,600,000
Related Party Transactions, Outstanding Balance	131,800,000				186,500,000				131,800,000	186,500,000
Rural Housing [Member] | AgFirst Farm Credit Bank [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Outstanding Balance	121,900,000				168,100,000				121,900,000	168,100,000
Common stock, Class B Voting [Member] | AgFirst Farm Credit Bank [Member]
Related Party Transaction [Line Items]
Common Stock Ownership Percentage by a Related Party	16.80%								16.80%
Commitment fees [Member] | AgFirst Farm Credit Bank [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Outstanding Balance	100,000				100,000				100,000	100,000
Guarantee and commitment fees									$ 700,000	$ 800,000	$ 1,000,000